Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2023
Marketable Securities [Abstract]
Schedule of Marketable Securities	The following table summarizes the fair value of the Company’s marketable securities at December 31, 2023:
		Marketable securities
	Volume	current $	non-current $
Balance, December 31, 2021		-	-
Additions	11,388,250	2,443,094	608,391
Change in fair value		848,814	208,591
Foreign exchange translation		(129,547)	(32,151)
Balance, December 31, 2022	11,388,250	3,162,361	784,831
Additions	194,247,800	7,022,600	2,792,500
Reclass from non-current to current		787,559	(787,559)
Change in fair value		5,732,355	185,480
Foreign exchange translation		181,177	71,535
Balance, December 31, 2023	194,247,800	16,886,052	3,046,787